Securities Act of 1933 Registration No. 333-139427

Investment Company Act of 1940 Registration No. 811-21991

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.  ______

☒ Post-Effective Amendment No.  95

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No.  98

Fidelity Rutland Square Trust II

 (Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number: 617-563-7000

John Hitt Secretary and Chief Legal Officer 245 Summer Street Boston, Massachusetts 02210 (Name and Address of Agent for Service)	With copies to: John V. O’Hanlon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, Massachusetts 02110

☒ This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment is to designate a new effective date, August 16, 2019, for the Post-Effective Amendment previously filed on June 19, 2019, for the fund(s).

The Prospectus(es) and Statement(s) of Additional Information (SAI) for the fund(s) are identical to those filed in Post-Effective Amendment No. 94 & 97, the Part C is identical to the Part C filed in Post-Effective Amendment No. 91 & 94, and the Prospectus(es), SAI(s), and Part C are incorporated herein in their entirety by reference to those previously filed Post-Effective Amendments.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 95 & 98 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 17th day of July 2019.

Fidelity Rutland Square Trust II
	By	/s/Adrien E. Deberghes
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Adrien E. Deberghes, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Adrien E. Deberghes		President and Treasurer	July 17, 2019
Adrien E. Deberghes		(Principal Executive Officer)

/s/John J. Burke III		Chief Financial Officer	July 17, 2019
John J. Burke III		(Principal Financial Officer)

/s/Peter C. Aldrich	*	Trustee	July 17, 2019
Peter C. Aldrich

/s/Ralph F. Cox	*	Trustee	July 17, 2019
Ralph F. Cox

/s/Mary C. Farrell	*	Trustee	July 17, 2019
Mary C. Farrell

/s/Brian B. Hogan		Trustee	July 17, 2019
Brian B. Hogan

/s/Karen Kaplan	*	Trustee	July 17, 2019
Karen Kaplan

/s/Robert A. Lawrence	*	Trustee	July 17, 2019
Robert A. Lawrence

/s/Heidi L. Steiger	*	Trustee	July 17, 2019
Heidi L. Steiger

*	By:	/s/Megan C. Johnson
Megan C. Johnson, attorney in fact

POWER OF ATTORNEY

We, the undersigned Trustees of Fidelity Rutland Square Trust II (the “Trust”), pursuant to the authority granted to the Trust’s Board of Trustees in Section 4.01(l) of Article IV of the Trust’s Trust Instrument dated March 8, 2006, hereby constitute and appoint Thomas C. Bogle, John V. O’Hanlon, Robert W. Helm, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and on our behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after December 6, 2017.

WITNESS our hands on this sixth day of December, 2017.

/s/Peter C. Aldrich	/s/Mary C. Farrell
Peter C. Aldrich	Mary C. Farrell
/s/Ralph F. Cox	/s/Robert A. Lawrence
Ralph F. Cox	Robert A. Lawrence
/s/Karen Kaplan	/s/Heidi L. Steiger
Karen Kaplan	Heidi L. Steiger